Revenue - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Contracts With Customers Balances [Abstract]
Receivables, which are included in ‘Trade and other receivables’	$ 19,403	$ 46,814
Contract liabilities	34,176	34,912
Non-current	453	1,548
Current	33,723	33,364
Total contract liabilities	$ 34,176	$ 34,912